Schedules of Investments (unaudited)
Impax US Sustainable Economy Fund	March 31, 2023

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.9%
COMMUNICATION SERVICES: 6.4%
Alphabet, Inc., Class A (a)	67,023	$6,952,296
Alphabet, Inc., Class C (a)	26,036	2,707,744
Electronic Arts, Inc.	4,061	489,147
Interpublic Group of Cos Inc., The	22,208	827,026
Paramount Global, Class B	66,833	1,491,044
Take-Two Interactive Software, Inc. (a)	5,519	658,417
Verizon Communications, Inc.	88,773	3,452,382
Warner Bros. Discovery, Inc. (a)	25,735	388,599
		16,966,655

CONSUMER DISCRETIONARY: 6.4%
Aptiv PLC (a)	5,697	639,146
Bath & Body Works, Inc.	34,254	1,253,011
Best Buy Co., Inc.	14,790	1,157,613
eBay, Inc.	62,786	2,785,814
Grand Canyon Education, Inc. (a)	13,505	1,538,220
Harley-Davidson, Inc.	12,203	463,348
Hasbro, Inc.	7,389	396,715
Home Depot, Inc., The	5,205	1,536,100
Lear Corp.	3,234	451,111
Lowe's Cos., Inc.	5,521	1,104,034
MGM Resorts International	12,156	539,970
Nordstrom, Inc.	19,529	317,737
NVR, Inc. (a)	111	618,513
Planet Fitness, Inc., Class A (a)	31,306	2,431,537
Tractor Supply Co.	1,822	428,243
Vail Resorts, Inc.	1,963	458,714
Whirlpool Corp.	3,038	401,077
Williams-Sonoma, Inc.	3,686	448,439
		16,969,342

CONSUMER STAPLES: 5.3%
Clorox Co., The	3,670	580,741
Colgate-Palmolive Co.	13,965	1,049,470
Estee Lauder Cos, Inc., The, Class A	2,392	589,532
General Mills, Inc.	37,717	3,223,294
Hershey Co., The	1,600	407,056
J.M. Smucker Co., The	2,545	400,507
Kimberly-Clark Corp.	15,616	2,095,980
Kroger Co., The	51,105	2,523,054
Procter & Gamble Co., The	18,030	2,680,880
Walgreens Boots Alliance, Inc.	13,070	451,961
		14,002,475

FINANCIALS: 8.5%
Affiliated Managers Group, Inc.	3,860	549,741
Aflac, Inc.	5,687	366,925
Allstate Corp., The	29,129	3,227,784
Ameriprise Financial, Inc.	4,714	1,444,841
Bank of New York Mellon Corp., The	42,323	1,923,157
First American Financial Corp.	7,157	398,359
Hartford Financial Services Group, Inc., The	18,116	1,262,504
Huntington Bancshares, Inc.	32,635	365,512
MarketAxess Holdings, Inc.	1,686	659,715
MasterCard, Inc., Class A	9,770	3,550,517
MetLife, Inc.	59,529	3,449,110
PayPal Holdings, Inc. (a)	5,112	388,205
PNC Financial Services Group, Inc., The	3,497	444,469
Progressive Corp., The	10,437	1,493,117
Prudential Financial, Inc.	5,335	441,418
Regions Financial Corp.	25,221	468,102
Synchrony Financial	13,065	379,930
Visa, Inc., Class A	6,750	1,521,855
		22,335,261

HEALTH CARE: 15.1%
AbbVie, Inc.	20,871	3,326,211
Agilent Technologies, Inc.	17,916	2,478,499
Amgen, Inc.	7,539	1,822,553
Bio-Rad Laboratories, Inc., Class A (a)	1,079	516,863
Bristol-Myers Squibb Co.	59,988	4,157,768
Charles River Laboratories International, Inc. (a)	2,023	408,282
CVS Health Corp.	11,847	880,351
DENTSPLY SIRONA, Inc.	9,883	388,204
Elevance Health, Inc.	2,072	952,726
Eli Lilly & Co.	12,274	4,215,137
Encompass Health Corp.	6,985	377,889
Hologic, Inc. (a)	6,546	528,262
Humana, Inc.	1,140	553,424
IDEXX Laboratories, Inc. (a)	1,064	532,085
Illumina, Inc. (a)	6,543	1,521,575
Intuitive Surgical, Inc. (a)	1,653	422,292
Johnson & Johnson	32,236	4,996,581
Merck & Co., Inc.	30,894	3,286,813
Mettler-Toledo International, Inc. (a)	2,585	3,955,593
Waters Corp. (a)	1,234	382,083
West Pharmaceutical Services, Inc.	1,186	410,913
Zoetis, Inc.	22,564	3,755,552
		39,869,656

INDUSTRIALS: 13.1%
A.O. Smith Corp.	7,770	537,296
Acuity Brands, Inc.	1,942	354,862
Automatic Data Processing, Inc.	5,699	1,268,768
Booz Allen Hamilton Holding Corp.	4,876	451,956
C.H. Robinson Worldwide, Inc.	7,935	788,501
Carrier Global Corp.	34,615	1,583,636
CSX Corp.	16,049	480,507
Cummins, Inc.	7,485	1,788,017
Dover Corp.	6,457	981,077
Emerson Electric Co.	17,588	1,532,618
Expeditors International of Washington, Inc.	3,495	384,869
Flowserve Corp.	11,132	378,488
GXO Logistics, Inc. (a)	7,604	383,698
Illinois Tool Works, Inc.	2,140	520,983
Ingersoll Rand, Inc.	17,300	1,006,514
Johnson Controls International PLC	24,558	1,478,883
Lennox International, Inc.	1,999	502,309
Norfolk Southern Corp.	16,299	3,455,388
nVent Electric PLC	8,279	355,500
Otis Worldwide Corp.	14,180	1,196,792
Owens Corning	3,860	369,788
Regal Rexnord Corp.	3,668	516,198
Republic Services, Inc.	31,306	4,233,197
Rockwell Automation, Inc.	4,845	1,421,765
Trane Technologies PLC	8,131	1,495,941
United Parcel Service, Inc., Class B	12,394	2,404,312
W.W. Grainger, Inc.	755	520,052
Waste Management, Inc.	23,648	3,858,644
WESCO International, Inc.	2,237	345,706
		34,596,265

INFORMATION TECHNOLOGY: 30.8% (b)
Accenture PLC, Class A	5,882	1,681,134
Adobe, Inc. (a)	1,442	555,704
Analog Devices, Inc.	12,785	2,521,458
ANSYS, Inc. (a)	8,282	2,756,250
Apple, Inc.	68,887	11,359,466
Applied Materials, Inc.	18,444	2,265,477
Autodesk, Inc. (a)	5,664	1,179,018
Cadence Design Systems, Inc. (a)	7,361	1,546,472
Cisco Systems, Inc.	29,758	1,555,599
Cognex Corp.	10,884	539,302
Corning, Inc.	12,990	458,287
First Solar, Inc. (a)	2,883	627,053
Gartner, Inc. (a)	1,140	371,378
Gen Digital, Inc.	60,448	1,037,288
HP, Inc.	43,759	1,284,327
HubSpot, Inc. (a)	4,777	2,048,139
IBM	10,567	1,385,228
Intel Corp.	53,622	1,751,831
Intuit, Inc.	1,801	802,940
Keysight Technologies, Inc. (a)	8,093	1,306,858
Lam Research Corp.	8,660	4,590,839
Lumentum Holdings, Inc. (a)	7,304	394,489
Microsoft Corp.	46,381	13,371,642
New Relic, Inc. (a)	5,505	414,471
NVIDIA Corp.	32,385	8,995,581
Palo Alto Networks, Inc. (a)	2,037	406,870
QUALCOMM, Inc.	28,094	3,584,233
salesforce.com, Inc. (a)	7,993	1,596,842
ServiceNow, Inc. (a)	4,009	1,863,062
Splunk, Inc. (a)	4,369	418,900
Synopsys, Inc. (a)	4,705	1,817,306
Texas Instruments, Inc.	26,744	4,974,651
Trimble, Inc. (a)	8,244	432,150
Universal Display Corp.	2,751	426,763
VMware, Inc., Class A (a)	6,628	827,506
Western Digital Corp. (a)	10,439	393,237
		81,541,751

MATERIALS: 5.1%
Amcor PLC	43,757	497,955
Axalta Coating Systems, Ltd. (a)	16,439	497,937
Celanese Corp.	3,773	410,842
Chemours Co., The	41,160	1,232,330
Ecolab, Inc.	23,808	3,940,938
International Flavors & Fragrances, Inc.	17,051	1,568,010
Linde, PLC	8,165	2,902,168
Martin Marietta Materials, Inc.	1,482	526,199
PPG Industries, Inc.	8,148	1,088,410
Sherwin-Williams Co., The	2,216	498,090
WestRock Co.	12,640	385,141
		13,548,020

REAL ESTATE: 5.5%
Alexandria Real Estate Equities, Inc., REIT	6,721	844,090
AvalonBay Communities, Inc., REIT	5,598	940,800
Boston Properties, Inc., REIT	7,807	422,515
CBRE Group, Inc., Class A (a)	39,853	2,901,697
Equinix, Inc., REIT	3,249	2,342,659
Healthpeak Properties, Inc., REIT	48,186	1,058,646
Prologis, Inc., REIT	18,957	2,365,265
Ventas, Inc., REIT	52,314	2,267,812
Welltower, Inc., REIT	14,084	1,009,682
Weyerhaeuser Co., REIT	15,368	463,038
		14,616,204

UTILITIES: 2.7%
American Water Works Co., Inc.	24,210	3,546,522
Avangrid, Inc.	11,418	455,350
Edison International	45,823	3,234,646
		7,236,518

TOTAL COMMON STOCKS		261,682,147
(Cost $182,677,349)

EXCHANGE-TRADED FUNDS: 0.8%
iShares Core S&P 500 ETF	4,804	1,974,828
(Cost $1,843,133)

MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.700% (c)(d)	629,780	629,780
(Cost $629,780)

TOTAL INVESTMENTS: 99.9%		264,286,755
(Cost $185,150,262)

OTHER ASSETS AND LIABILITIES - (NET): 0.1%		158,321

Net Assets: 100.0%		$264,445,076

(a)	Non-income producing security.

(b)	Broad industry sectors used for financial reporting.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2023.

(d)	Premier Class shares

REIT - Real Estate Investment Trust

March 31, 2023
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2023, six securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held two securities fair valued at $454,521, representing 0.05% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $756,814, representing 0.13% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,378,643,866	$-	$-	$1,378,643,866
Cash Equivalents	20,201,779	-	-	20,201,779
Total	$1,398,845,645	$-	$-	$1,398,845,645
Small Cap
Common Stocks	$596,285,922	$-	$-	$596,285,922
Cash Equivalents	28,052,806	-	-	28,052,806
Total	$624,338,728	$-	$-	$624,338,728
US Sustainable Economy
Common Stocks	$261,682,147	$-	$-	$261,682,147
Exchange-Traded Funds	$1,974,828	-	-	1,974,828
Cash Equivalents	629,780	-	-	629,780
Total	$264,286,755	$-	$-	$264,286,755
Global Sustainable Infrastructure
Common Stocks	$57,916,725	$50,944,384	$-	$108,861,109
Closed-End Investment Company	385,067	-	-	385,067
Cash Equivalents	678,978	-	-	678,978
Total	$58,980,770	$50,944,384	$-	$109,925,154
Global Opportunities
Common Stocks	$67,980,471	$45,116,564	$-	$113,097,035
Preferred Stocks	-	2,551,496	-	2,551,496
Cash Equivalents	972,598	-	-	972,598
Total	$68,953,069	$47,668,060	$-	$116,621,129
Global Environmental Markets
Common Stocks	$1,469,496,510	$913,134,032	$-	$2,382,630,542
Cash Equivalents	14,263,895	-	-	14,263,895
Total	$1,483,760,405	$913,134,032	$-	$2,396,894,437
Global Women’s Leadership
Common Stocks	$436,443,823	$356,963,534	$-	$793,407,357
Preferred Stocks	-	325,453	-	325,453
Cash Equivalents	6,749,661	-	-	6,749,661
Total	$443,193,484	$357,288,987	$-	$800,482,471
International Sustainable Economy
Common Stocks	$-	$933,419,659	$-	$933,419,659
Preferred Stocks	-	6,066,351	-	6,066,351
Cash Equivalents	33,980,639	-	-	33,980,639
Total	$33,980,639	$939,486,010	$-	$973,466,649
Core Bond
Community Investment Notes	$-	$242,653	$454,521	$697,174
Corporate Bonds	-	322,807,933	-	322,807,933
U.S. Gov't Agency Bonds	-	9,131,155	-	9,131,155
Government Bonds	-	6,478,883	-	6,478,883
Supranational Bonds	-	95,527,892	-	95,527,892
Municipal Bonds	-	16,757,006	-	16,757,006
U.S. Treasury Notes	-	112,879,457	-	112,879,457
Asset-Backed Securities	-	49,275,929	-	49,275,929
Mortgage-Backed Securities	-	203,391,245	-	203,391,245
Cash Equivalents	16,858,435	-	-	16,858,435
Total	$16,858,435	$816,492,153	$454,521	$833,805,109
High Yield Bond
Community Investment Notes	$-	$242,653	$671,055	$913,708
Common Stocks	-	1,285,101	28,586	1,313,687
Preferred Stocks	-	-	57,173	57,173
Corporate Bonds	-	552,569,866	-	552,569,866
Loans	-	17,407,499	-	17,407,499
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	20,424,464	-	-	20,424,464
Total	$20,424,464	$572,005,119	$756,814	$593,186,397
Sustainable Allocation
Affiliated Investment Companies	$2,170,570,307	$-	$-	$2,170,570,307
Cash Equivalents	57,008,370	-	-	57,008,370
Total	$2,227,578,677	$-	$-	$2,227,578,677

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are valued based on an offer by the issuer to repurchase the shares. The Core Bond Fund and High Yield Bond Fund each hold a position in the same promissory note and community investment note, which are both valued at par.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2023, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Tables for Notes to the Financial Statements

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/22	Additions	Reductions	03/31/23	12/31/22	Income	Gains/Losses[1]	Depreciation	03/31/23
Sustainable Allocation
Large Cap	75,268,533	-	2,394,309	72,874,224	$870,104,236	$-	$(1,210,212)	$53,815,218	$892,709,241
Small Cap	4,176,980	-	-	4,176,980	59,689,044	-	-	3,090,965	62,780,009
Global Sustainable Infrastructure	7,971,319	-	-	7,971,319	68,314,199	-	-	3,188,527	71,502,727
Global Opportunities	4,082,111	-	-	4,082,111	56,129,027	-	-	4,653,607	60,782,634
Global Environmental Markets	2,635,835	-	-	2,635,835	51,609,644	-	-	4,639,069	56,248,713
Global Women's Leadership	2,057,973	-	-	2,057,973	56,491,351	-	-	3,766,090	60,257,442
International Sustainable Economy	11,578,384	-	-	11,578,384	99,689,886	-	-	8,799,572	108,489,458
Core Bond	85,316,699	614,701	-	85,931,400	740,548,945	5,430,015	-	16,232,556	762,211,516
High Yield	16,220,310	232,112	-	16,452,421	92,617,968	1,352,955	-	1,617,645	95,588,567
Total					$2,095,194,300	$6,782,970	$(1,210,212)	$99,803,249	$2,170,570,307